STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Mar. 31, 2019
STOCKHOLDERS' EQUITY
Stock option activity
	Options	Weighted Average Exercise Price	Average Remaining Life
Outstanding and exercisable – March 31, 2018	—	—	—
Vested	918,020	—	—
Expired	—	—	—
Outstanding and exercisable – March 31, 2019	918,020	$0.68	9.43